SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23          SUBSEQUENT EVENTS

The following subsequent events have occurred since December 31, 2011.

New York Stock Exchange Continued Listing Standards

On January 18, 2012, the New York Stock Exchange has notified the Company that the Company has fallen below the New York Stock Exchange’s continued listing standard that requires a minimum average closing price of $1.00 per share over 30 consecutive trading days. In accordance with applicable rules, the Company has six months from the date of its receipt of the New York Stock Exchange notice to regain compliance with the minimum share price rule. The Company has notified the New York Stock Exchange its intention to cure this deficiency within the prescribed timeframe.

Senior Management’s Stock Repurchase Plan

In March 2012, the Board approved the adoption by Mr. Chen of an ADS repurchase program. Under such ADS repurchase program, Mr. Chen, through Brilliant Strategy Limited, may repurchase up to US$2.0 million of the Company’s ADSs on the open market from time to time, at prevailing market prices, in negotiated transactions off the market, in block trades, pursuant to a Rule 10b5-1 plan or otherwise. The timing and extent of any purchases depend upon market conditions, the trading price of ADSs and other factors, and subject to the restrictions relating to volume, price and timing under applicable law. As of March 31, 2012, Brilliant Strategy Limited purchased 218,896 shares represented by 54,724 of the Company’s ADSs.